Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

23. Commitments

(a)Commitments relating to the vessels under construction (Note 6) on December 31, 2021 payable to Daewoo were as follows:

As of
December 31,
2021
Not later than one year	123,098
Later than one year and not later than three years	451,360
Later than three years and not later than five years	246,196
Total	820,654

(b)Future gross minimum revenues receivable in relation to non-cancellable time charter agreements for vessels in operation, including vessels under a lease (Note 7) as of December 31, 2021 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

As of December 31,
2021
Not later than one year	542,913
Later than one year and not later than two years	421,640
Later than two years and not later than three years	352,986
Later than three years and not later than four years	325,410
Later than four years and not later than five years	257,903
Later than five years	375,218
Total	2,276,070

(c)In September 2017 (and in addition to the seven existing maintenance agreements signed in 2015 in relation to GasLog vessels) and later in June 2021, GasLog LNG Services Ltd. entered into further maintenance agreements with Wartsila Greece S.A. (“Wartsila”) in respect of eighteen additional GasLog LNG carriers in total. In July 2018, GasLog LNG Services Ltd. renewed the maintenance agreements signed in 2015 with Wartsila. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.
(d)In March 2019, GasLog LNG Services entered into an agreement with Samsung in respect of nineteen of GasLog’s vessels. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years. As of December 31, 2021, ballast water management systems had been installed on fourteen out of the nineteen vessels.

(e)In October 2021, GasLog LNG Services entered into long term service agreements with Hyundai Global Service Europe B.V. (“Hyundai”) in respect of six of GasLog’s vessels. The agreement covers the supply of spare parts and/or services to maintain the engines of these vessels for a period of five years.

(f)Other Guarantees:

As of December 31, 2021, GasLog LNG Services Ltd. has provided bank guarantees as follows:

●Up to $250 to third parties relating to the satisfactory performance of its ship management activities;
●	Bank guarantee of $10 to the Greek Ministry of Finance relating to the satisfactory performance of the obligations arising under Greek laws 89/1967, 378/1968 as amended by law 814/1978.
●	Bank guarantee of $338 relating to the United Kingdom Mutual Steamship Assurance Association Limited relating to the punctual payment in the event a supplementary call is levied for policy years in which GasLog vessels were entered with the club.